LONG-TERM LOANS AND OTHER BORROWINGS (Details) $ in Millions, Rp in Billions	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)
Borrowings and other credit facilities
Long-term loans and other borrowings	Rp 27,773	$ 1,804	Rp 27,331
Two-step loans
Borrowings and other credit facilities
Long-term loans and other borrowings			91
Bonds and Medium-term notes (MTN)
Borrowings and other credit facilities
Long-term loans and other borrowings	4,795		4,793
Bank loans
Borrowings and other credit facilities
Long-term loans and other borrowings	Rp 22,978		22,085
Other borrowings
Borrowings and other credit facilities
Long-term loans and other borrowings			Rp 362